Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

Convertible Promissory Notes and Warrants

From 2019 to 2023, the Company issued various Convertible Promissory Notes to related party investors. Total gross proceeds raised from Convertible Promissory Notes with related parties was $12.3 million (out of $14.2 million total). In connection with the issuance of the Convertible Promissory Notes, the Company also issued 2,976,000 shares of Convertible Promissory Note Warrants to the same related parties (out of 3,726,000 total). Refer to Note 4 and Note 8 for additional details on the terms of the Convertible Promissory Notes and Convertible Promissory Note Warrants, respectively.

Shareholder Loans

From April 2023 to September 2023, the Company entered into shareholder loans with two related party investors (the “Shareholder Loans”) for aggregate gross proceeds of $704 thousand. The Shareholder Loans bear an interest rate of 8.0% and mature one year after the commencement date of each agreement. There are no financial or non-financial covenants associated with the Shareholder Loans. The Shareholder Loans are not convertible into equity.